Public Offering (Details) - $ / shares	1 Months Ended
	Sep. 24, 2020	Sep. 30, 2020
Public Offering (Textual)
Sale of an aggregate units	34,500,000
Shares issued price per share (in Dollars per share)	$ 10.00	$ 10.00
Proposed offering, description	Each Warrant will become exercisable on the later of 30 days after the completion of our initial business combination and 12 months from the closing of the Public Offering.
Initial public offering, description	In the Public Offering, which closed September 24, 2020, the Company sold 34,500,000 Units, including the issuance of 4,500,000 units as a result of the underwriters' exercise of their over-allotment option in full, at a price of $10.00 per Unit. Each Unit consists of one share of Class A Common Stock and one-third of one redeemable warrant (each whole warrant, a "Warrant").
Class A Common Stock [Member]
Public Offering (Textual)
Shares issued price per share (in Dollars per share)		$ 10.00
Share price	$ 11.50
Additional units, shares issued	4,500,000
Shares issued	4,500,000